[Janus Henderson Investors Letterhead]

May 5, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”) 1933 Act File No. 333-208542 1940 Act File No. 811-23121

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.	There are no changes to the Prospectus and Statement of Additional Information (“SAI”) from the forms of the Prospectus and SAI that were filed in Post-Effective Amendment No. 19 (“PEA No. 19”) effective on April 30, 2026, pursuant to Rule 485(b) under the 1933 Act for all currently effective series of the Registrant.

2.	The text of PEA No. 19 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903 or email me at Cara.Owen@janushenderson.com.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosure (via EDGAR)

cc:	Jay Mensah, Esq. Eric Purple, Esq.